POSTRETIREMENT BENEFITS (Details 4) - Other Postretirement Benefit Plans, Defined Benefit	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Weighted Average Assumptions [Abstract]
Discount rate-periodic benefit cost (in hundredths)	3.70%	4.30%	3.60%
Discount rate-benefit obligation (in hundredths)	4.10%	3.70%	4.30%